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                        SUPPLEMENT DATED AUGUST 28, 2003
                                       TO
                   MONY AMERICA VARIABLE ACCOUNT A PROSPECTUS
                                DATED MAY 1, 2003

                                       For
                    Variable Universal Life Insurance Policy

                                    Issued by
                     MONY Life Insurance Company of America

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

In the section, "The Funds", for the Van Kampen Global UIF Value Equity Subaccount add Morgan Stanley Investment Management Limited as sub-adviser.


333-72632                                                14542 SL (Sup 8/28/03)
333-92066                                                14590 SL (Sup 8/28/03)
333-91776                                                14592 SL (Sup 8/28/03)
                                                      14626 SL CD (Sup 8/28/03)
                                                      14627 SL CD (Sup 8/28/03)
                                                      14628 SL CD (Sup 8/28/03)